Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	Second Nature Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001699175
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cegsx
Document Creation Date	dei_DocumentCreationDate	Oct. 07, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 07, 2019
Prospectus Date	rr_ProspectusDate	Oct. 07, 2019
Second Nature Thematic Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 39 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the fiscal period ended June 30, 2019, the Fund’s portfolio turnover rate was 60.43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.43%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment portfolio is constructed around a theme of selecting companies that sell products and services that consumers buy to raise their children. The Fund seeks to achieve its investment objective by investing in domestic common stocks of any market capitalization of growth companies that benefit from consumers’ expenditures for products and services to protect, feed, transport, clothe, educate and provide for the physical, mental and emotional health of their children under the age of 26. These companies are primarily in the financial, for-profit education, real estate (homebuilding, publicly traded mortgage real estate investment trusts (“mortgage REITs”), and publicly traded apartment real estate investment trusts (“apartment REITs”)), retail and telecommunications services sectors.

The adviser delegates execution of the Fund’s investment strategy to a sub-adviser. Under normal market conditions, the sub-adviser selects 30-50 companies from the Russell 3000 Index. The sub-adviser evaluates each security in the four distinct stages of the U.S. business cycle, i.e., economic recovery cycle, mid-economic cycle slowdown, mid-economic cycle acceleration and contraction. The sub-adviser uses its judgment, based on its expertise, to rank these stocks on specific, quantitative characteristics. The sub-adviser holds stocks that rank in the 25th percentile or higher of the sub-adviser’s ranking system for the current business cycle because the sub-adviser expects those stocks to continue outperforming the broader market during that business cycle. A stock’s ranking will vary depending on the business cycle. The sub-adviser cannot guarantee that the stocks will perform according to the sub-adviser’s expectations. The sub-adviser sells securities in each business cycle when they fall below the 25th percentile of the sub-adviser’s ranking system. The Fund may also invest up to 10% of its assets in for-profit education companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Growth Risk: “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

•	Management Risk: The sub-adviser’s reliance on its growth strategy and judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not produce the desired results. The adviser’s judgment of the sub-adviser’s investment skill may prove incorrect and the sub-adviser may not produce the desired results.

•	Market Risk: Overall equity securities market risks affect the value of the Fund. Domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

•	Model Risk: Like all quantitative analysis, the sub-adviser’s investment model carries a risk that the model might be based on one or more incorrect assumptions or may not perform as expected. Technological advances and product innovations may cause the demand for certain products and services to decrease, or render those products and services obsolete.

•	New Adviser Risk: The adviser and sub-adviser have no prior experience managing a mutual fund. Based on the Fund’s current asset levels, the investment management fees being waived by the Adviser are less than the operating expenses of the Fund being reimbursed directly by the Adviser. Thus, the Adviser is currently in a position where it must pay Fund operating expenses from its own resources. The Adviser is seeking additional capital investments from multiple sources to enable the Adviser to continue to maintain the fee waiver agreement, as well as market and grow the assets of the Fund. If the Adviser is not able to continue to meet its obligation to maintain the fee waiver agreement all operating expenses of the Fund would be borne directly by the Fund’s shareholders. These conditions raise substantial doubt about the Fund’s ability to continue as a going concern.

•	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Sector Risk. Sector risk is the possibility that securities within the same economic sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector

o	Financial Sector Risk: The Fund invests in companies primarily involved in retail and commercial banking, mortgage finance and insurance. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition. Companies within the Financial Sector are subject to extensive government regulation, which may limit the financial commitments they can make the interest rates and fees they can charge. Profitability can fluctuate when interest rates change or due to increased competition.

o	For-Profit Education Company Risk: The Fund invests in higher education and education technology companies. Companies within this sector are subject to significant government influence and can be impacted by changes in legislation and political sentiment. Additionally, changes in demographics and consumer preferences could have negative impacts on the growth and profitability of the companies in this sector.

o	Real Estate Sector Risk: The Fund has real estate risk when it invests in homebuilders, apartment REITs or mortgage REITs. The performance of these companies have historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, possible lack of mortgage funds or other limits to accessing the credit or capital markets, and rises in interest rates. An entity that fails to qualify as a REIT for federal tax purposes would be subject to a corporate level tax. Fund shareholders will also indirectly bear fees and expenses of REITs in addition to those at the Fund level. Homebuilders are highly sensitive to the demand for new residential construction, which is negatively influenced by slowing population growth, rising interest rates and rising unemployment. Mortgage REITs are subject to prepayment risk because a mortgagor may pay off its loan early, reducing the amount of interest payments received by the Fund. Apartment REITs are subject to shifts in demand for home ownership, which may reduce demand for rentals and increase rental vacancy rates.

o	Retail Sector Risk: The Fund invests in companies in the retail sector. The retailing industry is highly competitive and a company’s financial success can be tied to its ability to anticipate changing consumer tastes.

o	Telecommunication Services Sector Risk: The Fund invests in companies that provide communications services primarily through a fixed-line, cellular or wireless, high bandwidth or fiber optic cable network. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not completed a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.mutualss.com or by calling 1-888-727-3301.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-727-3301
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualss.com
Second Nature Thematic Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	49.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	50.50%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(48.75%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.75%
One Year	rr_ExpenseExampleYear01	$ 178
Three Years	rr_ExpenseExampleYear03	6,401
Five Years	rr_ExpenseExampleYear05	8,249
Ten Years	rr_ExpenseExampleYear10	$ 8,993
Second Nature Thematic Growth Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	48.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	49.73%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(48.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	6,357
Five Years	rr_ExpenseExampleYear05	8,252
Ten Years	rr_ExpenseExampleYear10	$ 9,043

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The amounts reflected are based on estimated expenses for the current fiscal year.
[2]	The Fund's investment adviser has contractually agreed to waive its fees and reimburse expenses of the Fund for at least one year after the Fund commences operations to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or litigation expenses or reorganization costs) will not exceed 1.75% and 1.50% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years from the date the adviser waived any payment or reimbursed any expense, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment, after the recoupment is taken into account. These agreements may be terminated only by the Trust's Board of Trustees on 60 days' written notice to the adviser.